LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Summary Of Long-term prepayments, deposits and other assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long Term Prepayments Deposits And Other Assets [Abstract]
Other long-term assets	$ 16,824	$ 108,494
Less: accumulated amortization	(4,309)	(89,017)
Other long-term assets, net	12,515	19,477
Long-term prepayments	29,250	23,644
Advance payments and deposits for acquisition of property and equipment	1,645	21,651
Other deposits and other	4,582	4,463
Deferred financing costs, net	333	389
Long-term prepayments, deposits and other assets	$ 48,325	$ 69,624